Restatement of Financial Statements: (Details 2)	Jun. 30, 2018 USD ($)
Restatement Of Financial Statementsdetails 2 [Abstract]
Deferred income tax as previously reported	$ 9,330,191
Deferred income tax adjustment	(6,566,898)
Deferred income tax as restated	2,763,293
Accumulated deficit as previously reported	(235,782,339)
Accumulated deficit adjustment	6,566,898
Accumulated deficit as restated	$ (229,215,441)